Schedule of borrowings (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Total borrowings	$ 18,369,176	$ 11,889,069
Shareholder Loans [Member]
Short-Term Debt [Line Items]
Total borrowings	12,355,559	8,123,835
Short-Term Debt [Member]
Short-Term Debt [Line Items]
Total borrowings	3,769,754	3,765,234
Senior Convertible Notes Net of Discount [Member]
Short-Term Debt [Line Items]
Total borrowings	$ 2,243,863